UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03287
                                                     ---------

                           New Alternatives Fund, Inc.
           -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                         David J. Schoenwald, President
                           New Alternatives Fund, Inc.
                         150 Broadhollow Road, Suite 306
                            Melville, New York 11747
           -----------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 631-423-7373
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


                                                                         SHARES               VALUE
                                                                       ---------           ------------
COMMON STOCKS -- 92.4%

ALERNATE ENERGY -- 58.0%

         FUEL CELLS -- 0.1%
         FuelCell Energy, Inc.*                                           25,000           $    166,250
                                                                                           ------------
                                                                                                166,250
                                                                                           ------------

         GEOTHERMAL -- 3.7%
         Ormat Technologies, Inc.                                        200,000              8,602,000
         WFI Industries Ltd. (Canada)                                     50,000              1,071,585
                                                                                           ------------
                                                                                              9,673,585
                                                                                           ------------

         OCEAN ENERGY/WAVES -- 0.1%
         Ocean Power Technologies, Inc. (United Kingdom)*                 15,000                183,300
         Renewable Energy Holdings PLC (United Kingdom)*                 175,000                144,344
                                                                                           ------------
                                                                                                327,644
                                                                                           ------------

         RENEWABLE ENERGY POWER PRODUCERS & DEVELOPERS -- 16.5%
         Abengoa (Spain)                                                 300,000             10,767,085
         Acciona (Spain)                                                  50,000             13,441,030
         Eaga PLC (United Kingdom)                                        20,000                 73,737
         EDF Energies Nouvelles SA (France)                              150,000              9,219,763
         Electrificaciones del Norte (Spain)                              25,000              1,128,207
         Iberdrola Renovables (Spain)                                  1,300,000              9,084,283
                                                                                           ------------
                                                                                             43,714,105
                                                                                           ------------

         SOLAR -- 18.6%
         Applied Materials, Inc.                                          75,000              1,463,250
         Kyocera Corp. (Japan)ADR                                         25,000              2,101,500
         MEMC Electronic Materials, Inc.*                                 15,000              1,063,500
         Orkla ASA (Norway)                                              500,000              6,346,239
         Q-Cells (Germany)*                                              100,000              9,960,544
         Renewable Energy Corp. AS (Norway)*                             300,000              8,382,939
         Sharp Corp. Ltd. (Japan)ADR                                     175,000              2,978,343
         Solar Millennium (Germany)*                                     162,500              7,209,748
         Solarworld (Germany)                                            150,000              7,170,927
         Solon AG Fuer Solartechnic (Germany)*                            15,000              1,064,824
         Wacker Chemie (Germany)                                           7,500              1,542,332
                                                                                           ------------
                                                                                             49,284,146
                                                                                           ------------

         WIND & HYDRO POWER PRODUCERS -- 6.0%
         Brookfield Asset Management, Inc., Class A (Canada)             275,000              7,378,250
         Canadian Hydro Developers, Inc. (Canada)*                       500,000              3,162,614
         Hafslund ASA, Class A (Norway)                                  125,000              2,472,081

                          NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)


                                                                         SHARES               VALUE
                                                                       ---------           ------------

         TrustPower Ltd. (New Zealand)                                   500,000           $  2,967,909
                                                                                           ------------
                                                                                             15,980,854
                                                                                           ------------

         WIND TURBINES -- 13.0%
         Gamesa Corporacion Tecnologica (Spain)                          300,000             13,738,136
         Hansen Transmissions International (United Kingdom)              50,000                194,777
         Nordex (Germany)*                                               175,000              6,760,525
         Vestas Wind Systems (Denmark)*                                  125,000             13,705,179
                                                                                           ------------
                                                                                             34,398,617
                                                                                           ------------
         TOTAL ALERNATE ENERGY                                                              153,545,201
                                                                                           ------------

ENERGY CONSERVATION -- 19.0%
         Baldor Electric Co.                                             200,000              5,600,000
         Compagnie de Saint-Gobain (France)                               85,000              6,956,615
         Denso Corp. (Japan)                                              50,000              1,617,521
         Itron, Inc.                                                      15,000              1,353,450
         Johnson Controls, Inc.                                          275,000              9,295,000
         Koninklijke Philips Electronics                                 200,000              7,668,000
         Owens Corning, Inc.*                                            225,000              4,079,250
         Schneider Electric SA (France)                                   80,000             10,389,666
         Stantec, Inc. (Canada)*                                          50,000              1,462,500
         Telvent GIT (Spain)                                              80,000              1,892,000
                                                                                           ------------
                                                                                             50,314,002
                                                                                           ------------

NATURAL FOODS -- 1.3%
         Whole Foods Market, Inc.                                        100,000              3,297,000
                                                                                           ------------
                                                                                              3,297,000
                                                                                           ------------

NATURAL GAS DISTRIBUTION -- 6.5%
         Northwest Natural Gas Co.                                       150,000              6,516,000
         South Jersey Industries, Inc.                                   300,000             10,533,000
                                                                                           ------------
                                                                                             17,049,000
                                                                                           ------------

RECYCLING -- 1.3%
         Commercial Metals Co.                                            50,000              1,498,500
         Sims Group Ltd. (Australia)                                      75,000              2,033,373
                                                                                           ------------
                                                                                              3,531,873
                                                                                           ------------

WATER -- 6.3%
         Badger Meter, Inc.                                              100,000              4,320,000
         Befesa Medio Ambiente (Spain)*                                   27,775                928,635
         CIA SaneamentoBasico (Brazil)                                   175,000              7,757,750
         Gorman-Rupp Co. (The)                                            50,000              1,644,500
         Hyflux Ltd. (Singapore)                                         500,000              1,099,300
         Pennon Group PLC (United Kingdom)                                75,000                965,189
                                                                                           ------------
                                                                                             16,715,374
                                                                                           ------------
         TOTAL COMMON STOCKS (COST $206,397,591)                                            244,452,450
                                                                                           ------------

         TOTAL LONG-TERM INVESTMENTS (COST $206,397,591)
                                                                                           $244,452,450
                                                                                           ------------

                          NEW ALTERNATIVES FUND, INC.
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                                 MARCH 31, 2008
                                  (UNAUDITED)


                                                                          PAR
                                                                         (000)                VALUE
                                                                       ---------           ------------

U.S. TREASURY BILLS -- 6.4%
         2.24 % due 04/03/08                                               4,000           $  3,999,502
         1.93 % due 04/10/08                                               5,000              4,997,588
         2.01 % due 04/17/08                                               5,000              4,995,533
         1.12 % due 04/24/08                                               3,000              2,997,853
                                                                                           ------------
         TOTAL U.S. TREASURY BILLS (COST $16,990,476)                                        16,990,476
                                                                                           ------------


CERTIFICATES OF DEPOSIT -- 0.2%

SOCIALLY CONCERNED BANKS
         Alternatives Federal Credit Union
         1.01 % due 04/30/08                                                 100                100,000
         Carver Federal Savings Bank
         2.83 % due 04/17/08                                                 100                100,000
         Chittenden Bank (Vermont National Bank)
         1.93 % due 12/03/08                                                 100                100,000
         Self-Help Credit Union
         2.65 % due 05/10/08                                                 100                100,000
         South Shore Bank
         2.75 % due 04/07/08                                                  99                 99,744
                                                                                           ------------
         TOTAL CERTIFICATES OF DEPOSIT (COST $499,744)                                          499,744
                                                                                           ------------
         TOTAL SHORT TERM INVESTMENTS (COST $17,490,220)                                     17,490,220
                                                                                           ------------

         TOTAL INVESTMENTS  (COST $223,887,811)** -- 99.0%                                  261,942,670


         OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.0%                                        2,753,935
                                                                                           ------------


         NET ASSETS -- 100.0%                                                              $264,696,605
                                                                                           ============

ADR  American Depository Receipt
*    Non-income producing security
**   The cost and unrealized appreciation and depreciation in the value of the investments owned by the
     Fund, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                              $223,887,811
                                                                 ------------

     Gross unrealized appreciation                               $ 48,172,280
     Gross unrealized depreciation                                (10,117,421)
                                                                 ------------
     Net unrealized appreciation                                 $ 38,054,859
                                                                 ============

     For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONCLUDED)
                                 MARCH 31, 2008
                                   (UNAUDITED)



                               FAS 157 DISCLOSURE
--------------------------------------------------------------------------------
The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets carried at fair value:


                                                  INVESTMENTS          OTHER
                                                       IN            FINANCIAL
        VALUATION INPUTS                           SECURITIES       INSTRUMENTS
        ----------------                          ------------      -----------
Level 1 - Quoted Prices                           $261,942,670           $ --
Level 2 - Other Significant Observable Inputs           --                 --
Level 3 - Significant Unobservable Inputs               --                 --
                                                  ------------           ----
Total                                             $261,942,670           $ --

ITEM 2.   CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               New Alternatives Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       April 16, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Executive Officer
                           (principal executive officer)

Date                       April 16, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ David J. Schoenwald
                         -------------------------------------------------------
                           David J. Schoenwald, Chief Financial Officer
                           (principal financial officer)

Date                       April 16, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.